VictoryBase Corporation

PO Box 617

Roanoke, Texas 76262

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September 22, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attn:     Jonathan Burr, Attorney-Advisor

Division of Corporation Finance

Erin E. Martin, Special Counsel

Division of Corporation Finance

Peter McPhun, Accountant

Division of Corporation Finance

Jennifer Monick, Accountant

Division of Corporation Finance

Re:     VictoryBase Corporation

Amendment No. 3 to

Draft Offering Statement on Form 1-A

Submitted June 30, 2021

CIK No. 0001836735

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated July 21, 2021, relating to Amendment No. 3 to the draft offering statement on Form 1-A of VictoryBase Corporation. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold.

We are filing herewith Amendment No. 4 to our draft offering statement on Form 1-A.

Amendment No. 3 to Draft Offering Statement on Form 1-A submitted June 30, 2021

General

1.	We note your response to comment 1 and that investors may elect to purchase a specified amount of shares upfront and make installment payments on a monthly basis for shares based on the term of their Base Agreement. It appears that an investor electing the monthly installment plan is committed to purchase all of the shares at the time of the acceptance of the subscription agreement. Please revise your disclosure throughout your offering statement, including appropriate risk factor disclosure, to clearly disclose that investors electing to make installment payments on a monthly basis are committed to purchase all the subscribed shares at the price agreed to in the subscription agreement and that you are committed to sell all the subscribed shares at the agreed price. Additionally, please clearly disclose that you cannot change the price for shares that are paid for through the monthly installment plan. We also note that Section 1(a)(iv) of the subscription agreement gives you discretion to accept or reject in whole or in part at any time prior to the termination date. In this regard, please revise your subscription agreement to remove any discretion that you have to cancel or reject a monthly installment plan after the acceptance of the subscription agreement.

Response

In response to the Staff’s comment, we have added an additional risk factor to our offering statement to note that if a subscriber elects a monthly installment plan, then the subscriber is committed to purchase all the subscribed shares at the price agreed to in the subscription agreement and the Company is committed to sell all the subscribed shares at the price agreed to in the subscription agreement. We have also revised the offering statement to clarify that we cannot change the price for shares that are paid for through the monthly installment plan. Finally, we have revised our form of subscription agreement to clarify that we have no discretion to cancel or reject a monthly installment plan after the acceptance of the subscription agreement.

2.	Please be advised that you are responsible for analyzing the applicability of the tender offer rules to your share redemption program, including Regulation 14E, which would apply to any tender offer for securities issued pursuant to the Regulation A exemption. To the extent you have questions about the tender offer rules, you may contact the Division’s Office of Mergers and Acquisitions at 202-551-3440. Similarly, we note that you may conduct the share redemption program during the offering period of the shares being qualified in this offering circular. Please be advised that you are responsible for analyzing the applicability of Regulation M to your share redemption program. We urge you to consider all the elements of your share redemption program in determining whether the program is consistent with the class relief granted by the Division of Market Regulation in the class exemptive letter granted Alston & Bird LLP dated October 22, 2007. To the extent you have questions as to whether the program is entirely consistent with that class exemption you may contact the Division of Trading and Markets.

Response

In response to the Staff’s comment, we have had telephone conferences with the Division of Trading and Markets and the Corporation Finance Division’s Office of Mergers and Acquisitions. As a result of those conversations, we have revised our offering statement to state that we have no current share repurchase program but that we plan to seek an exemptive letter from the Division of Trading and Markets of the SEC exempting our proposed share repurchase program from Regulation M. Our offering statement further provides that we will not adopt a share repurchase program unless and until we receive such exemptive letter. The offering statement also explains that we may never receive such an exemptive letter and that we may never adopt a share repurchase program. If we adopt a share repurchase program, we expect to take the position that such program is not an issuer tender offer. Nonetheless, in an abundance of caution, we plan to operate any future share repurchase program in compliance with Regulation 14E.

3.	We note your response to comment 4. It appears that your website continues to include material information that is not in your offering statement. For example only, in your response you indicate that you expect to give investors an annual opportunity to renew monthly purchases. We cannot locate disclosure in the offering circular or subscription agreement that provides this opportunity to investors. In this regard, you website continues to indicate that investors can opt-out or stop buying securities. Furthermore, your response states that you have removed the reference to counterparties; however, your website still references counterparties that may buy or sell shares. Please ensure that all material information about the offering is included in your offering circular.

Response

Although we had planned to update our website before filing our previous draft offering statement, those changes did not post to the website until after the offering statement was filed. We apologize for the confusion. We have updated our website to make the information consistent with our offering statement.

4.	We note that you intend to calculate the net asset value per share for your redemption program and that the redemption price can never exceed the current public offering price. Additionally, we note that in the future you may arbitrarily adjust the offering price and the change in price may not bare a relationship to your financial condition. It appears that there could be a significant difference in your NAV redemption price structure and your current offering price. Please add disclosure and a risk factor that addresses the possible difference in your NAV calculation for the redemption program and your current offering price. In this regard, please tell us whether you intend to adopt a NAV pricing structure for your offering price.

Response

In response to the Staff’s comment, we have added a risk factor noting that there may be a possible difference in our NAV calculation for our repurchase program and our current offering price. We have no immediate plans to link our offering price to our NAV pricing structure for our redemption program, but it is likely that over time our offering price will begin to approach our NAV pricing structure.

Use of Proceeds, page 22

5.	We note your response to comment 6. Please revise your filing to disclose the anticipated dollar amount or percentage of the fees to be paid by Holdings that will be designated as a contribution credit and the anticipated dollar amount or percentage of the fees to be paid by Holdings that will not be designated as a contribution credit.

Response

We have revised and simplified our business plan to remove the concept of the Contribution Credit. Accordingly, our offering statement no longer references a Contribution Credit.

Master Control Agreements; Sub-Control Agreements, page 26

6.	We note your response to comment 6. In your response to comment 9, you state that you have begun entering into Base Agreements. Please address the following:
•	Please tell us and revise to disclose if you have also begun entering into Control Agreements.
•	To the extent you have begun entering into Control Agreements, please revise your filing to disclose the terms of the Control Agreements. Your revisions should include, but not limited to, the length of the agreement, the total dollar amount of the fees to be paid by Holdings, the dollar amount of the fees to be paid by Holdings that are designated as a contribution credit, and the dollar amount of the fees to be paid by Holdings that are not designated as a contribution credit.
•	Further, with respect to the terms of the Control Agreements that you have not yet entered into, please revise your offering circular to disclose the expected terms of these agreements, including, but not limited to, the length of the agreement, the total dollar amount of fees to be paid by Holdings, the dollar amount or percentage of the fees to be paid by Holdings that will be designated as a contribution credit, and the dollar amount or percentage of the fees to be paid by Holdings that will not be designated as a contribution credit.

Response

Yes, we have entered into a Control Agreement with respect to the South Carolina properties. In response to the Staff’s comment, we have updated our disclosure in our offering statement to disclose the terms of such Control Agreement. Such disclosure includes the length of the agreements, and the monthly fees to be paid by Holdings. We have also revised our offering statement to disclose the expected terms of future Control Agreements, including, the anticipated length of the agreements, and the anticipated amount of monthly fees to be paid by Holdings. As noted above, we have revised and simplified our business plan to remove the concept of the Contribution Credit. Accordingly, our offering statement no longer references a Contribution Credit.

Base Agreements, page 27

7.	In your response to comment 9, you state that you have begun entering into Base Agreements. Please revise your filing to disclose the terms of such Base Agreements or advise.

Response

In response to the Staff’s comment, we have updated our offering statement to disclose the terms of the Base Agreement that we have entered into as of the date of the filing.

Section F/S Financial Statements, page 52

8.	We note your response to comment 9. Please address the following:
•	Your response states that VBRE’s financial position is likely to change radically over the course of the offering as additional assets are anticipated to be identified and acquired. Please tell us if such additional assets are expected to be subject to Control Agreements with Holdings, or if such additional assets are unrelated to properties to be controlled by Holdings and occupied by your customers.
•	Please tell us how you considered that the financial statements of VBRE would include historical asset values and historical holding costs of properties that Holdings can require VBRE to contribute to Holdings in your determination that it is unnecessary to provide investors with such financial statements to make an informed investment decision.
•	Your response states that VBRE is a startup company with virtually no operating history and virtually no assets beyond the VictoryBase Properties in Beaufort, South Carolina which was acquired recently. Please tell us what consideration you gave to providing financial statements of VBRE in future periodic filings and offering circulars to provide investors with information to make an informed decision.

Response

In addition to the South Carolina properties disclosed in the offering statement that VBRE holds that are subject to Control Agreements, we anticipate that VBRE will acquire additional properties, some of which we anticipate will be subject to Control Agreements. VBRE may or may not elect to enter into Control Agreements with respect to any particular property acquired by VBRE. To the extent VBRE acquires properties that are not the subject of Control Agreements, such properties will not be relevant to investors in VictoryBase Corporation.

In response to the second bullet point in this comment 8, we note that while VBRE, Holdings and VictoryBase Corporation are related parties, neither Holdings nor VictoryBase Corporation controls VBRE which operates as a distinct and independent business. Moreover, VictoryBase Corporation has no intention or expectation to acquire VBRE or any ownership interest therein. Accordingly, we respectfully submit that the inclusion of such financial statements would be inconsistent with Regulation S-X and misleading to investors in VictoryBase Corporation.

While information regarding the historical asset values and historical holding costs of properties owned by VBRE might be relevant to investors in certain circumstances, one need not provide complete financial statements for VBRE in order to convey that information. And in many cases that information will not be relevant and may be misleading because the Control Agreement will provide that any contribution will be based upon fair market value at the time that the contribution right is exercised – not at any other time. At this time, VBRE has not acquired any other properties and VictoryBase Corporation has not entered into any Control Agreements or any other agreements to acquire any other properties. Accordingly, we respectfully submit that information concerning any such future acquisition would be more meaningfully conveyed by providing such information in supplemental or amended offering materials. You will notice that we have provided information regarding the historical purchase price of our South Carolina properties on page 34 of the offering statement. We will continue to provide historical purchase price information in future periodic filings and offering circulars to the extent we conclude that such information will be useful to investors in making their investment decisions.

We trust that the foregoing appropriately addresses the issues raised by your recent Letter of Comment. Thank you in advance for your prompt review and assistance.

Very truly yours,

/s/ THOMAS PAQUIN

Thomas Paquin

Chief Executive Officer